Computation of Net Loss Attributable to ExOne Per Common Share - Additional Information (Detail)	Jun. 30, 2013	Feb. 12, 2013	Feb. 06, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Conversion for common shares				0.58
Conversion of preferred shares into common shares		9.5
Common shares issuance with initial public offering	13,281,608	13,281,608	5,483,333	13,281,608